Schedule of Investments
March 31, 2020 (unaudited)
Tactical Conservative Allocation Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 11.83%

Beverages - 0.56%
Coca Cola Co.			2,412	106,731
PepsiCo, Inc.			754	90,555

				197,286

Broadwoven Fabric Mills, Cotton - 0.92%
JPS Industries, Inc.			6,500	322,855

Construction, Mining & Materials Handling Machinery & Equip - 0.35%
Dover Corp.			1,457	122,301

Electromedical & Electrotherapeutic Apparatus - 0.91%
Masimo Corp. (2)			1,266	224,234
Varian Medical Systems, Inc. (2)			931	95,576

				319,810

Electronic Computers - 0.41%
Apple, Inc.			559	142,148

Industrial Instruments For Measure, Display, And Control - 0.60%
Danaher Corp.			1,516	209,830

Oil, Gas Field Services, Nbc - 0.03%
Schlumberger Ltd.			790	10,657

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.63%
Edwards Lifesciences Corp. (2)			1,174	221,440

Pharmaceutical Preparations - 1.12%
Johnson & Johnson			1,420	186,205
Zoetis, Inc. Class-A			1,744	205,251

				391,456

Plastics, Materials, Synth Resins & Nonvulcan Elastomers - 0.27%
Hexcel Corp.			2,525	93,905

Retail-Catalog & Mail-Order Houses - 0.38%
Amazon.com, Inc. (2)			69	134,531

Retail-Eating & Drinking Places - 0.06%
Starbucks Corp.			327	21,497

Retail-Variety Stores - 0.04%
Walmart, Inc.			125	14,203

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.60%
CME Group Inc. Class-A			1,215	210,086

Security Brokers, Dealers & Flotation Companies - 0.57%
MarketAxess Holdings, Inc.			601	199,875

Services-Business Services, Nec - 0.27%
PayPal Holdings, Inc. (2)			987	94,495
Visa, Inc. Class-A			643	103,600

				198,095

Services-Computer Processing & Data Preparation - 0.28%
Verisk Analytics, Inc.			700	97,566

Services-Computer Programming, Data Processing, Etc. - 0.71%
Alphabet, Inc. Class-A (2)			21	24,401
Alphabet, Inc. Class-C (2)			175	203,492
Facebook, Inc. Class-A (2)			122	20,350

				248,243

Services-Miscellaneous Amusement & Recreation - 0.34%
Walt Disney Co. (2)			1,217	117,562

Services-Prepackaged Software - 1.68%
Ansys, Inc. (2)			472	109,726
Intuit, Inc.			970	223,100
Microsoft Corp.			908	143,201
Tyler Technologies (2)			379	112,396

				588,423

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.55%
Procter & Gamble Co.			1,766	194,260

Wholesale-Groceries & Related Products - 0.26%
Sysco Corp.			2,021	92,218

Total Common Stocks			(Cost $ 4,018,773)	4,148,247

Corporate Bonds - 17.11%

Communications Equipment - 0.43%
American Tower Corp., 3.30%, 02/01/2021			150,000	149,972

Crude Petroleum & Natural Gas - 0.61%
Occidental Petroleum Corp., 4.10%, 02/01/2021			250,000	212,496

Electric & Other Services Combined - 0.32%
Consolidated Edison Co. of New York, Inc., 4.45%, 5/15/2020			113,000	113,383

Electric Services - 0.86%
Nextera Energy Capital Holdings, Inc., 3.342%, 09/01/2020			150,000	150,155
Southern California Edison Co., 2.90%, 03/01/2020			150,000	149,577

				299,732

Electric, Gas & Sanitary Services - 1.28%
Berkshire Hathaway Energy Co., 2.375%, 01/15/2021			447,000	448,084

Finance Services - 0.71%
General Motors Financial Co., Inc., 2.65%, 04/13/2020			250,000	249,806

Fire, Marine & Casualty Insurance - 0.29%
American International Group, Inc., 6.40%, 12/15/2020			100,000	102,813

Hospital & Medical Service Plans - 0.43%
Anthem, Inc., 2.50%, 11/21/2020			150,000	149,459

Hotels & Motels - 1.27%
Marriott International, Inc., 2.875%, 03/01/2021			475,000	444,624

Insurance Agents Brokers & Services - 1.84%
AON Corp., 5.00%, 09/30/2020			200,000	202,012
Marsh & McLennan Cos., Inc., 3.50%, 12/29/2020			440,000	443,259

				645,271

Miscellaneous Business Credit Institutions - 0.71%
IBM Credit, LLC., 1.80%, 01/20/2021			250,000	249,872

Motor Vehicles & Passenger Car Bodies - 0.55%
Daimler Finance North American, LLC. REGS, 3.00%, 02/22/2021			200,000	194,363

National Commercial Banks - 1.99%
Capital One Financial Co., 2.40%, 10/30/2020			225,000	224,535
Citigroup, Inc., 5.375%, 08/09/2020			120,000	121,195
JPMorgan Chase & Co., 2.55%, 03/01/2021			250,000	250,598
Wells Fargo & Co., 2.55%, 12/07/2020			100,000	100,239

				696,567

Railroads, Line-Haul Operating - 0.14%
Norfolk Southern Railway Co., 9.75%, 06/15/2020			50,000	50,593

Refuse Systems - 0.41%
Waste Management, Inc., 4.75%, 06/30/2020			144,000	144,925

Retail-Catalog & Mail-Order Houses - 0.20%
Amazon.com, Inc., 1.90%, 08/21/2020			70,000	69,972

Security Brokers, Dealers & Flotation Companies - 2.15%
Goldman Sachs Group, Inc., 6.00%, 06/15/2020			350,000	352,107
Goldman Sachs Group, Inc., 2.35, 11/15/2021			150,000	149,817
Morgan Stanley, 2.50%, 04/21/2021			250,000	250,716

				752,640

Semiconductors & Related Devices - 0.57%
Analog Devices, Inc., 2.95%, 01/12/2021			200,000	200,216

Short-Term Business Credit Institutions, Except Agricultural - 0.43%
John Deere Capital Corp., 2.55%, 01/08/2021			150,000	150,500

Telephone Communications (No Radio Telephone) - 0.36%
AT&T Inc., 2.80%, 02/17/2021			125,000	125,553

Wholesale-Computer & Peripheral Equipment & Software - 0.71%
Hewlett Packard Enterprise Co., 3.60%, 10/15/2020			250,000	250,303

Wholesale-Groceries & Related Products - 0.85%
Sysco Corp., 2.60%, 10/01/2020			300,000	297,164

Total Corporate Bonds			(Cost $ 6,090,026)	5,998,308

Registered Investment Companies - 60.98%

Aberdeen Standard Physical Palladium Shares ETF (2) (8)			364	80,876
Direxion Daily 20+ Year Treasury Bull 3X Shares ETF (8)			3,313	139,510
First Trust Enhanced Short Maturity ETF (8)			3,644	215,105
First Trust Managed Futures Strategy Fund ETF (2) (8)			514	22,441
iPath Series B S&P 500 Vix Short-Term Futures ETN (2)			5,957	275,511
iShares 1-3 Year Treasury Bond ETF (8)			21,000	1,820,070
iShares 20+ Year Treasury Bond ETF (8)			3,658	603,460
iShares Core U.S. Aggregate Bond ETF (8)			7,104	819,588
iShares ESG U.S. Aggregate Bond ETF (8)			14,654	812,022
iShares Short-Term Corporate Bond ETF (8)			5,910	309,448
iShares U.S. Real Estate ETF (8)			935	65,048
iShares U.S. Treasury Bond ETF (8)			2,335	65,403
JPMorgan Diversified Return U.S. Equity ETF (8)			15,537	911,090
JPMorgan U.S. Aggregate Bond ETF (8)			202,201	5,459,427
JPMorgan U.S. Minimum Volatility ETF (8)			35,000	864,101
PGIM Ulsh Bond ETF (8)			4,889	237,850
ProShares Short S&P 500 ETF (8)			75,000	2,074,500
ProShares Short VIX Short-Term Futures ETF (2) (8)			29,817	924,625
ProShares UltraPro S&P 500 ETF (8)			10,651	294,287
ProShares Ultra VIX Short-Term Futures ETF (2) (8)			5,538	324,305
ProShares UltraPro QQQ ETF (2) (8)			8,471	403,558
ProShares UltraPro Short QQQ ETF (8)			5,220	101,581
ProShares UltraPro Short S&P 500 ETF (8)			8,712	210,133
ProShares UltraShort 20+ Year Treasury ETF (8)			11,995	192,880
ProShares VIX Short-Term Futures ETF (2) (8)			7,175	272,148
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF (8)			7,692	704,818
SPDR Gold Shares ETF (2) (8)			2,627	388,927
SPDR S&P 500 ETF Trust (8)			6,000	1,546,500
Vanguard Short-Term Corporate Bond Index Fund ETF (8)			15,672	1,239,655

Total Registered Investment Companies			(Cost $ 21,666,224)	21,378,867

U.S. Government Agencies And Obligations - 0.00%

U.S. Treasury Bond, B Class, 2.75%, 09/30/2020			400,000	405,250
U.S. Treasury Note Bond 1.50%, 04/15/2020			200,000	200,108
U.S. Treasury Note Bond 1.50%, 07/15/2020			300,000	301,266

Total U.S. Government Agencies And Obligations			(Cost $ 901,916)	906,624

Money Market Registered Investment Companies - 9.42%

First American Treasury Obligations Fund Class-X, 0.32% (5)			3,303,636	3,303,636

Total Money Market Registered Investment Companies			(Cost $ 3,303,636)	3,303,636

Total Investments - 105.06%			(Cost $ 36,926,584)	36,830,026

Other Assets less Liabilities - (5.06%)				(1,773,898)

Total Net Assets - 100.00%				35,056,128

Options

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)

Call Options
SPDR S&P 500 ETF Trust, Strike $323.00	10	6/19/2020	257,730	340
SPDR S&P 500 ETF Trust, Strike $331.00	45	6/19/2020	1,159,785	810
SPDR S&P 500 ETF Trust, Strike $243.00	20	9/18/2020	515,460	65,330
SPDR S&P 500 ETF Trust, Strike $244.00	20	9/18/2020	515,460	64,020
SPDR S&P 500 ETF Trust, Strike $251.00	20	9/18/2020	515,460	55,880
SPDR S&P 500 ETF Trust, Strike $323.00	35	9/18/2020	902,055	4,550
SPDR S&P 500 ETF Trust, Strike $331.00	30	9/18/2020	773,190	3,210
SPDR S&P 500 ETF Trust, Strike $284.00	20	12/18/2020	515,460	27,030
SPDR S&P 500 ETF Trust, Strike $331.00	30	12/18/2020	773,190	7,830
SPDR S&P 500 ETF Trust, Strike $278.00	15	1/15/2021	386,595	25,560
SPDR S&P 500 ETF Trust, Strike $284.00	30	1/15/2021	773,190	42,735
SPDR S&P 500 ETF Trust, Strike $320.00	28	1/15/2021	721,644	9,968
SPDR S&P 500 ETF Trust, Strike $321.00	2	1/15/2021	51,546	800
SPDR S&P 500 ETF Trust, Strike $302.00	10	3/19/2021	257,730	9,220
SPDR S&P 500 ETF Trust, Strike $304.00	10	3/19/2021	257,730	10,410

	325		8,376,225	327,693

Put Options
SPDR S&P 500 ETF Trust, Strike $218.00	60	6/19/2020	1,546,380	50,640
SPDR S&P 500 ETF Trust, Strike $312.00	55	6/19/2020	1,417,515	285,395
SPDR S&P 500 ETF Trust, Strike $312.00	35	9/18/2020	902,055	198,170
SPDR S&P 500 ETF Trust, Strike $273.00	20	12/18/2020	515,460	72,510
SPDR S&P 500 ETF Trust, Strike $308.00	28	1/15/2021	721,644	159,936

	138		3,556,674	766,651

Call Options Written
SPDR S&P 500 ETF Trust, Strike $257.00	60	6/19/2020	1,546,380	(115,620)
SPDR S&P 500 ETF Trust, Strike $353.00	20	6/19/2020	515,460	(300)
SPDR S&P 500 ETF Trust, Strike $356.00	35	6/19/2020	902,055	(210)
SPDR S&P 500 ETF Trust, Strike $287.00	20	9/18/2020	515,460	(19,000)
SPDR S&P 500 ETF Trust, Strike $288.00	40	9/18/2020	1,030,920	(38,240)
SPDR S&P 500 ETF Trust, Strike $357.00	30	9/18/2020	773,190	(960)
SPDR S&P 500 ETF Trust, Strike $360.00	35	9/18/2020	902,055	(1,015)
SPDR S&P 500 ETF Trust, Strike $298.00	20	12/18/2020	515,460	(16,700)
SPDR S&P 500 ETF Trust, Strike $353.00	30	12/18/2020	773,190	(2,880)
SPDR S&P 500 ETF Trust, Strike $322.00	15	1/15/2021	386,595	(4,995)
SPDR S&P 500 ETF Trust, Strike $350.00	32	1/15/2021	824,736	(2,880)
SPDR S&P 500 ETF Trust, Strike $360.00	28	1/15/2021	721,644	(1,792)
SPDR S&P 500 ETF Trust, Strike $331.00	10	3/19/2021	257,730	(3,410)
SPDR S&P 500 ETF Trust, Strike $336.00	10	3/19/2021	257,730	(2,700)

	305		7,860,765	(210,702)

Put Options Written
SPDR S&P 500 ETF Trust, Strike $185.00	60	6/19/2020	1,546,380	(21,480)
SPDR S&P 500 ETF Trust, Strike $323.00	10	6/19/2020	257,730	(66,810)
SPDR S&P 500 ETF Trust, Strike $331.00	45	6/19/2020	1,159,785	(316,935)
SPDR S&P 500 ETF Trust, Strike $200.00	60	9/18/2020	1,546,380	(53,160)
SPDR S&P 500 ETF Trust, Strike $323.00	5	9/18/2020	128,865	(32,435)
SPDR S&P 500 ETF Trust, Strike $331.00	30	9/18/2020	773,190	(234,780)
SPDR S&P 500 ETF Trust, Strike $275.00	30	12/18/2020	773,190	(111,000)
SPDR S&P 500 ETF Trust, Strike $284.00	20	12/18/2020	515,460	(81,060)
SPDR S&P 500 ETF Trust, Strike $235.00	45	1/15/2021	1,159,785	(94,995)
SPDR S&P 500 ETF Trust, Strike $270.00	16	1/15/2021	412,368	(56,464)
SPDR S&P 500 ETF Trust, Strike $275.00	16	1/15/2021	412,368	(60,000)
SPDR S&P 500 ETF Trust, Strike $320.00	28	1/15/2021	721,644	(188,132)
SPDR S&P 500 ETF Trust, Strike $245.00	20	3/19/2021	515,460	(51,180)

	385		8,118,495	(1,368,431)

Total Options			(Cost $ 124,678)	(484,789)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments (9)
Level 1 - Quoted Prices			$35,923,402	$(1,579,133)
Level 2 - Other Significant Observable Inputs			906,624	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$36,830,026	$(1,579,133)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.